Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of earnings per share
	December 31, 2021	December 31, 2020	December 31, 2019
Numerator
Profit attributable to holders of common shares	125,957	127,654	56,534
Denominator
Weighted average number of basic shares held by shareholders	121,777,128	119,960,383	122,312,323
Earnings per share – basic	1.03	1.06	0.46

Numerator
Profit attributable to holders of common shares	125,957	127,654	56,534
Denominator
Weighted average number of diluted shares held by shareholders	125,155,798	123,287,891	122,375,414
Net earnings per share – diluted	1.01	1.04	0.46

Schedule of weighted average number of common shares

Weighted average number of common shares

	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average common shares (basic)	121,777,128	119,960,383	122,312,323
Effect of stock options when exercised	3,378,670	3,327,508	63,091
Weighted average number of common shares	125,155,798	123,287,891	122,375,414